Goodwill and Other Intangible Assets - Goodwill (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Intangible asset impairment, finite-lived		$ 10,303,208	$ 15,894,843
Impairment of intangibles		17,903,208	72,520,279
Goodwill [Roll Forward]
Goodwill, Beginning Balance		187,172,816	187,172,816
Goodwill impairment		86,318,000	0
Goodwill, Ending Balance	$ 187,172,816	100,854,816	187,172,816
Product Rights
Goodwill [Line Items]
Impairment of intangibles	7,128,176		7,128,176
Developed Technology
Goodwill [Line Items]
Impairment of intangibles	$ 8,766,667	$ 10,303,208	$ 8,766,667